Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement
Summary of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

December 31, 2023	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Investments under fair value option	—	1,668,550	—	1,668,550
Total Assets	—	1,668,550	—	1,668,550

December 31, 2024	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Investments under fair value option	—	584,773	—	584,773
Available-for-sale investments	—	332,489	—	332,489
Total Assets	—	917,262	—	917,262